Retirement Benefit Plans - Movements in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Balance, beginning of year	$ 3,929.1	$ 3,870.1	$ 3,697.5
Interest income	59.1	73.6	84.0
Remeasurement gains and losses:
Return on plan assets (excluding amounts included in net interest expense)	(29.3)	(45.7)	13.7
Contributions from employer	226.9	226.0	221.0
Benefits paid from plan assets	(261.9)	(194.9)	(146.1)
Balance, end of year	$ 3,923.9	$ 3,929.1	$ 3,870.1